                                                                                                            January 3, 2013

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	BNY Mellon Funds Trust (the "Trust")
1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), please be advised that there are no changes to the combined Prospectus dated December 31, 2012 pertaining to the Investor shares of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund and that there are no changes to the Statement of Additional Information dated December 31, 2012, both of which documents are contained in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A filed electronically on December 28, 2012 with the Securities and Exchange Commission pursuant to Rule 485(b) of the Securities Act.

Please address any comments or questions to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi Joseph M. Chioffi Vice President and Assistant Secretary